CAPITAL AND RESERVES (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CAPITAL AND RESERVES
Number of DSUs, Beginning Balance	536,396	470,347
Number of DSUs, Cash-settled	74,830
Number of DSUs, Granted	32,405	66,049
Number of DSUs, Shares issued	29,521
Number of DSUs, Withheld	33,965
Number of DSUs, Ending Balance	430,485	536,396
Weighted average fair value (DSUs), Beginning Balance	$ 0.57	$ 0.59
Weighted average fair value (DSUs), Cash-settled	0.69
Weighted average fair value (DSUs), Granted	1.54	0.41
Weighted average fair value (DSUs), Shares issued	0.69
Weighted average fair value (DSUs), Withheld	0.69
Weighted average fair value (DSUs), Ending Balance	$ 0.60	$ 0.57